Accounting policies - Consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounting Policies Abstract [Abstract]
Interest received	€ 48,081	€ 43,953	€ 55,269
Interest paid	€ 12,738	€ 13,690	€ 20,671